Share Based Compensation - Summary of Activities of Service-based RSU (Detail) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Number of RSUs
Number of RSUs, Unvested Beginning balance	1,658,350	40,202,250	82,517,550
Number of RSUs, Vested	(1,658,350)	(38,389,025)	(42,129,300)
Number of RSUs, Forfeited		(154,875)	(186,000)
Number of RSUs, Unvested Ending balance	0	1,658,350	40,202,250
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested Beginning balance	$ 0.02	$ 0.01	$ 0.01
Weighted-Average Grant-Date Fair Value, Vested	0.02	0.01	0.03
Weighted-Average Grant-Date Fair Value, Forfeited		0.07	0.04
Weighted-Average Grant-Date Fair Value, Unvested Ending balance	$ 0	$ 0.02	$ 0.01